Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2022
Commitments and Contingencies [abstract]
Schedule of commitments and contingencies
	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Financially support the investment in research organizations – GHSI	$—	730,000